Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Schedule benefits to key executive personnel
	Year ended December 31,
	2019	2018	2017

Short-term benefits	$3,550	$2,106	$1,578
Other long-term benefits	-	63	569
Share-based payment	3,714	2,542	1,689

	$7,264	$4,711	$3,836